================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management, LLC
                   Harborside 5, 185 Hudson Street, Suite 3300
                              Jersey City, NJ 07311
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

================================================================================

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2017

AIG
Senior Floating
Rate Fund

                                    [GRAPHIC]





[LOGO]

[LOGO]

                        Table of Contents


            SHAREHOLDERS' LETTER................................   2
            EXPENSE EXAMPLE.....................................   4
            STATEMENT OF ASSETS AND LIABILITIES.................   6
            STATEMENT OF OPERATIONS.............................   7
            STATEMENT OF CHANGES IN NET ASSETS..................   8
            FINANCIAL HIGHLIGHTS................................   9
            PORTFOLIO OF INVESTMENTS............................  10
            NOTES TO FINANCIAL STATEMENTS.......................  21
            APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY
            AGREEMENTS..........................................  33

        June 30, 2017                                         SEMI-ANNUAL REPORT

        Shareholders' Letter -- (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report for the AIG Senior Floating Rate Fund (the "Fund") for the six-month period ended June 30, 2017. Please note that effective February 28, 2017, SunAmerica Mutual Funds was rebranded as AIG Funds, and each Fund's name was changed accordingly. SunAmerica Asset Management, LLC, the investment adviser to each Fund, continues to serve as investment adviser of the Funds and retains its current name. In addition, there was no change in the Funds' investment goals or strategies, portfolio managers or ticker symbols in connection with the rebranding.

Overall, fixed income markets generated strong gains during the semi-annual period as bouts of elevated political uncertainty kept government bond yields relatively low. Generally solid corporate earnings, improving economic data and ongoing demand for yield-producing assets supported credit markets, despite concerns for retailers. Spreads tightened. In the U.S., political controversies -- in particular, the Administration's failure to secure a repeal of the Affordable Care Act in Congress and the investigation into alleged involvement by Russia in the 2016 presidential election -- cast doubt on prospects for other policies on the President's agenda, which led to a reversal in some of the post-election sell-off in U.S. Treasuries and to a short-lived dip in risk assets. Elsewhere, the U.K. took the next step in the Brexit process, setting the stage for the nation's departure from the European Union, and U.K. government bond yields declined. Elections in France and the U.K. presented potential sources of volatility, but proved benign in the aftermath. Most currencies strengthened versus the U.S. dollar during the semi-annual period.

Meanwhile, on the monetary policy front, the U.S. Federal Reserve (the "Fed") raised interest rates in March and June 2017, proposed an additional increase later in the year and laid out a plan for tapering its asset purchases. The Bank of England indicated interest rate hikes may be looming for the U.K., though lower inflation forecasts triggered speculation it might postpone tapering its asset purchases into 2018. The Bank of Japan remained accommodative, re-stating its commitment to maintain a zero-yield policy on 10-year Japanese government bonds.

For the semi-annual period overall, global government bond yields generally increased on shorter-maturity securities and decreased on longer-maturity securities, suppressed by a lack of global inflation. Most non-government bond sectors outperformed government bonds as spreads tightened, led by lower-rated sectors.

Amid this backdrop, floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index,/*/ returned 1.91% during the semi-annual period ended June 30, 2017, only modestly underperforming the broad U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index,/*/ which returned 2.27% for the same time period.

The bank loan sector's credit fundamentals generally remained stable; elevated interest coverage helped to balance higher leverage. Technicals, or supply/demand factors, remained favorable as well. Bank loan mutual funds experienced inflows of $19.3 billion/**/ during the semi-annual period -- with June 2017 marking the 12/th/ consecutive month of inflow. Issuance of collateralized loan obligation (CLO), one of the main sources of demand for bank loans, reached its highest level of 2017 during June, as $13.7 billion priced.+ The trailing 12-month loan default rate, examined by principal amount, decreased at the end of the semi-annual period to 1.42%, down from 2.18% one year prior and from 1.49% at the end of 2016./ ++/

On the following pages, you will find financial statements and portfolio information for the Fund for the semi-annual period ended June 30, 2017.

        June 30, 2017                                         SEMI-ANNUAL REPORT

As always, we remain diligent in the management of your assets. If you have any questions, or require additional information on this or other AIG Funds, we invite you to visit our new website, www.aig.com/funds, or call the Shareholder Services Department at 800-858-8850. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE AIG SENIOR FLOATING RATE FUND PORTFOLIO MANAGER
Jeffrey W. Heuer
Wellington Management Company LLP



--------
Past performance is no guarantee of future results.

*The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

**Source: Lipper, Inc.

+Source: S&P Leveraged Commentary & Data.

++Source: JP Morgan.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- June 30, 2017 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the AIG Senior Floating Rate Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2017 and held until June 30, 2017.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2017" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended June 30, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2017" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended June 30, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2017" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- June 30, 2017 -- (unaudited) (continued)


                                          Actual                                           Hypothetical
                     ------------------------------------------------- -----------------------------------------------------
                                           Ending                                          Ending Account
                                        Account Value  Expenses Paid                         Value using     Expenses Paid
                         Beginning      Using Actual     During the        Beginning      a Hypothetical 5%    During the
                       Account Value     Returns at   Six Months Ended   Account Value    Annual Return at  Six Months Ended
                     at January 1, 2017 June 30, 2017  June 30, 2017*  at January 1, 2017   June 30, 2017    June 30, 2017*
                     ------------------ ------------- ---------------- ------------------ ----------------- ----------------
AIG Senior Floating
 Rate Fund#+
   Class A..........     $1,000.00        $1,019.01        $7.26           $1,000.00          $1,017.60          $7.25
   Class C..........     $1,000.00        $1,018.77        $8.76           $1,000.00          $1,016.12          $8.75
   Class W@.........     $1,000.00        $1,002.59        $2.47           $1,000.00          $1,018.60          $6.26




                     Annualized
                      Expense
                       Ratio*
                     ----------
AIG Senior Floating
 Rate Fund#+
   Class A..........    1.45%
   Class C..........    1.75%
   Class W@.........    1.25%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period) except for Class W "Actual Return" information which was multiplied by 72 days then divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2017" and the "Annualized Expense Ratio" would have been higher.
+  See Note 1
@  Effective April 20, 2017, Class W commenced operations.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2017 -- (unaudited)

                                                                                      AIG
                                                                                    Senior
                                                                                 Floating Rate
                                                                                     Fund+
                                                                                 -------------
ASSETS:
Investments at value (unaffiliated)*............................................ $ 278,178,872
Repurchase agreements (cost approximates value).................................     8,670,000
                                                                                 -------------
 Total investments..............................................................   286,848,872
                                                                                 -------------
Foreign cash*...................................................................         4,311
Receivable for:
 Fund shares sold...............................................................       170,435
 Dividends and interest.........................................................     1,496,668
 Investments sold...............................................................     1,166,856
 Investments sold on an extended settlement basis...............................     4,523,872
Prepaid expenses and other assets...............................................         7,579
Due from investment adviser for expense reimbursements/fee waivers..............       201,398
                                                                                 -------------
 Total assets...................................................................   294,419,991
                                                                                 -------------
LIABILITIES:
Payable for:
 Fund shares redeemed...........................................................     1,685,637
 Investments purchased..........................................................        28,714
 Investments purchased on an extended settlement basis..........................    19,978,688
 Investment advisory and management fees........................................       193,167
 Distribution and account maintenance fees......................................       127,167
 Administration fees............................................................        45,452
 Transfer agent fees and expenses...............................................        49,981
 Directors' fees and expenses...................................................           266
 Other accrued expenses.........................................................       213,367
Dividends payable...............................................................        88,429
Commitments (Note 10)...........................................................       200,000
Unrealized depreciation on forward foreign currency contracts...................        23,933
                                                                                 -------------
 Total liabilities..............................................................    22,634,801
                                                                                 -------------
   Net Assets................................................................... $ 271,785,190
                                                                                 =============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value.................................................... $     337,184
Additional paid-in capital......................................................   328,123,987
                                                                                 -------------
                                                                                   328,461,171
Accumulated undistributed net investment income (loss)..........................        41,907
Accumulated undistributed net realized gain (loss) on investments and foreign
 exchange transactions..........................................................   (47,963,662)
Unrealized appreciation (depreciation) on investments...........................    (8,730,201)
Unrealized foreign exchange gain (loss) on other assets and liabilities.........       (24,025)
                                                                                 -------------
   Net Assets................................................................... $ 271,785,190
                                                                                 =============
Class A:
Net assets...................................................................... $ 121,920,052
Shares outstanding..............................................................    15,120,159
Net asset value and redemption price per share.................................. $        8.06
Maximum sales charge (3.75% of offering price)..................................          0.31
                                                                                 -------------
Maximum offering price to public................................................ $        8.37
                                                                                 =============
Class C:
Net assets...................................................................... $ 145,639,566
Shares outstanding..............................................................    18,074,587
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charges).................................. $        8.06
                                                                                 =============
Class W:
Net assets...................................................................... $   4,225,572
Shares outstanding..............................................................       523,659
Net asset value, offering and redemption price per share........................ $        8.07
                                                                                 =============
*COST
 Investment securities (unaffiliated)........................................... $ 286,909,073
                                                                                 =============
 Foreign cash...................................................................         4,308
                                                                                 =============

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2017 -- (unaudited)

                                                                                        AIG
                                                                                      Senior
                                                                                   Floating Rate
                                                                                       Fund+
                                                                                   -------------
INVESTMENT INCOME:
Interest (unaffiliated)...........................................................  $ 6,549,983
Dividends (unaffiliated)..........................................................       14,268
Facility and other fee income (Note 2)............................................      920,964
                                                                                    -----------
   Total investment income........................................................  $ 7,485,215
                                                                                    -----------
EXPENSES:
Investment advisory and management fees...........................................    1,194,560
Administration fees...............................................................      281,074
Distribution and account maintenance fees:
  Class A.........................................................................      223,081
  Class C.........................................................................      569,896
Service fees:
  Class W.........................................................................        1,219
Transfer agent fees and expenses:
  Class A.........................................................................      146,264
  Class C.........................................................................      172,682
  Class W.........................................................................        2,776
Registration fees:
  Class A.........................................................................       15,863
  Class C.........................................................................       16,764
  Class W.........................................................................        4,931
Accounting service fees...........................................................       11,124
Custodian and accounting fees.....................................................       47,088
Reports to shareholders...........................................................       43,087
Audit and tax fees................................................................       62,966
Legal fees........................................................................       20,884
Directors' fees and expenses......................................................       19,530
Other expenses....................................................................       13,759
                                                                                    -----------
   Total expenses before fee waivers and expense reimbursements...................    2,847,548
   Fees waived and expenses reimbursed by investment adviser (Note 5).............     (583,431)
                                                                                    -----------
   Net expenses...................................................................    2,264,117
                                                                                    -----------
Net investment income (loss)......................................................    5,221,098
                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)............................      (11,013)
Net realized foreign exchange gain (loss) on other assets and liabilities.........      (88,801)
                                                                                    -----------
Net realized gain (loss) on investments and foreign currencies....................      (99,814)
                                                                                    -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....      208,551
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.       (1,458)
                                                                                    -----------
Net unrealized gain (loss) on investments and foreign currencies..................      207,093
                                                                                    -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.....      107,279
                                                                                    -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................  $ 5,328,377
                                                                                    ===========

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      AIG
                                                                                                Senior Floating
                                                                                                  Rate Fund*
                                                                                          --------------------------
                                                                                             For the
                                                                                           six months
                                                                                              ended     For the year
                                                                                            June 30,       ended
                                                                                              2017      December 31,
                                                                                           (unaudited)      2016
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)........................................................... $  5,221,098  $ 10,378,060
  Net realized gain (loss) on investments and foreign currencies.........................      (99,814)   (1,667,515)
  Net unrealized gain (loss) on investments and foreign currencies.......................      207,093    16,908,218
                                                                                          ------------  ------------
Net Increase (decrease) in net assets resulting from operations..........................    5,328,377    25,618,763
                                                                                          ------------  ------------

Distributions to Shareholders from:
  Net investment income (Class A)........................................................   (2,424,145)   (4,365,132)
  Net investment income (Class C)........................................................   (2,663,465)   (5,735,535)
  Net investment income (Class W)........................................................      (31,230)           --
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (5,118,840)  (10,100,667)
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 3).  (15,752,613)  (14,800,758)
                                                                                          ------------  ------------
Total increase (decrease) in net assets..................................................  (15,543,076)      717,338
NET ASSETS:
Beginning of period......................................................................  287,328,266   286,610,928
                                                                                          ------------  ------------
End of period+........................................................................... $271,785,190  $287,328,266
                                                                                          ============  ============
+Includes accumulated undistributed net investment income (loss)......................... $     41,907  $    (60,351)
                                                                                          ============  ============

--------
*  See Note 1

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS

                                                           AIG Senior Floating Rate Fund+
                                                           ------------------------------
                                  Net gain
                                  (loss) on
               Net               investments                        Dividends           Net               Net     Ratio of
              Asset                 (both               Dividends   from net           Asset            Assets,   expenses
             Value,      Net      realized   Total from  from net   realized    Total  Value,           end of   to average
  Period    beginning investment     and     investment investment  gains on   Distri- end of   Total   period      net
  Ended     of period income(1)  unrealized) operations   income   investments butions period Return(2) (000's)  assets(3)
----------- --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                    Class A
                                                                    -------
12/31/12      $7.96     $0.36      $ 0.31      $ 0.67     $(0.37)   $     --   $(0.37) $8.26     8.51%  $146,103    1.45%
12/31/13       8.26      0.33        0.08        0.41      (0.33)         --    (0.33)  8.34     5.08    195,309    1.45
12/31/14       8.34      0.31       (0.29)       0.02      (0.31)         --    (0.31)  8.05     0.20    150,966    1.45
12/31/15       8.05      0.33       (0.44)      (0.11)     (0.33)         --    (0.33)  7.61    (1.42)   114,375    1.45
12/31/16       7.61      0.31        0.44        0.75      (0.30)         --    (0.30)  8.06    10.08    131,640    1.45
06/30/17(5)    8.06      0.16       (0.01)       0.15      (0.15)         --    (0.15)  8.06     1.90    121,920    1.45(4)
                                                                    Class C
                                                                    -------
12/31/12      $7.95     $0.34      $ 0.30      $ 0.64     $(0.34)   $     --   $(0.34) $8.25     8.20%  $197,480    1.75%
12/31/13       8.25      0.30        0.10        0.40      (0.31)         --    (0.31)  8.34     4.89    241,976    1.75
12/31/14       8.34      0.29       (0.30)      (0.01)     (0.28)         --    (0.28)  8.05    (0.10)   217,174    1.75
12/31/15       8.05      0.31       (0.45)      (0.14)     (0.31)         --    (0.31)  7.60    (1.85)   172,236    1.75
12/31/16       7.60      0.29        0.44        0.73      (0.28)         --    (0.28)  8.05     9.76    155,688    1.75
06/30/17(5)    8.05      0.14        0.01        0.15      (0.14)         --    (0.14)  8.06     1.88    145,640    1.75(4)
                                                                    Class W
                                                                    -------
04/20/17@ -
06/30/17(5)   $8.11     $0.06      $(0.04)     $ 0.02     $(0.06)   $     --   $(0.06) $8.07     0.26%  $  4,226    1.25%(4)



  Ratio of
     net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    4.41%        61%
    3.98         84
    3.73         65
    4.14         48
    3.95         60
    3.88(4)      42


    4.12%        61%
    3.68         84
    3.44         65
    3.84         48
    3.68         60
    3.58(4)      42



    3.85%(4)     42%

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (see Note 5):

                     12/31/12 12/31/13 12/31/14 12/31/15 12/31/16 06/30/17(4)(5)
                     -------- -------- -------- -------- -------- --------------
Class A.............   0.35%    0.34%    0.32%    0.34%    0.33%       0.36%
Class C.............   0.44     0.43     0.41     0.44     0.42        0.45
Class W.............     --       --       --       --       --        1.07

(4)Annualized
(5)Unaudited
@  Inception date of class.
+  See Note 1

See Notes to Financial Statements

        AIG Senior Floating Rate Fund++
        PORTFOLIO PROFILE -- June 30, 2017 -- (unaudited)

      Industry Allocation*
      Commercial Services & Supplies..............................   9.5%
      Media.......................................................   7.7
      IT Services.................................................   7.6
      Hotels, Restaurants & Leisure...............................   7.0
      Oil, Gas & Consumable Fuels.................................   7.0
      Health Care Providers & Services............................   6.2
      Software....................................................   4.0
      Machinery...................................................   3.8
      Food Products...............................................   3.3
      Repurchase Agreements.......................................   3.2
      Insurance...................................................   2.9
      Containers & Packaging......................................   2.7
      Capital Markets.............................................   2.7
      Chemicals...................................................   2.6
      Health Care Equipment & Supplies............................   2.2
      Pharmaceuticals.............................................   2.1
      Food & Staples Retailing....................................   2.1
      Specialty Retail............................................   1.9
      Energy Equipment & Services.................................   1.6
      Real Estate Management & Development........................   1.6
      Registered Investment Companies.............................   1.5
      Life Sciences Tools & Services..............................   1.5
      Industrial Conglomerates....................................   1.5
      Building Products...........................................   1.5
      Diversified Telecommunication Services......................   1.4
      Wireless Telecommunication Services.........................   1.3
      Real Estate Investment Trusts...............................   1.1
      Household Products..........................................   1.1
      Household Durables..........................................   1.1
      Road & Rail.................................................   1.1
      Metals & Mining.............................................   1.0
      Electric Utilities..........................................   0.9
      Aerospace & Defense.........................................   0.9
      Internet Software & Services................................   0.8
      Industrial Power Producers & Energy Traders.................   0.8
      Internet & Direct Marketing Retail..........................   0.7
      Leisure Equipment & Products................................   0.7
      Professional Services.......................................   0.6
      Diversified Financial Services..............................   0.6
      Personal Products...........................................   0.6
      Construction Materials......................................   0.5
      Banks.......................................................   0.4
      Construction & Engineering..................................   0.4
      Distributors................................................   0.4
      Consumer Finance............................................   0.3
      Air Freight & Logistics.....................................   0.3
      Electrical Equipment........................................   0.2
      Semiconductors & Semiconductor Equipment....................   0.2
      Multiline Retail............................................   0.2
      Electronic Equipment, Instruments & Components..............   0.2
                                                                   -----
                                                                   105.5%
                                                                   =====

      Credit Quality+#
      BBB-........................................................   3.7%
      BB+.........................................................   5.9
      BB..........................................................  13.2
      BB-.........................................................  17.7
      B+..........................................................  18.0
      B...........................................................  24.7
      B-..........................................................   6.2
      CCC+........................................................   6.3
      CCC.........................................................   1.0
      CCC-........................................................   0.2
      D...........................................................   0.7
      Not Rated@ .................................................   2.4
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.
++ See Note 1

        AIG Senior Floating Rate Fund#
        PORTFOLIO OF INVESTMENTS -- June 30, 2017 -- (unaudited)

                                                                    Ratings/(1)/
                                                                    (unaudited)
                                                                    ------------
                                                                                 Interest   Maturity  Principal    Value
                Industry Description                       Type     Moody's S&P    Rate    Date/(2)/  Amount**    (Note 2)
----------------------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 91.9%
Aerospace & Defense -- 0.9%
  Digital Globe, Inc.................................. BTL-B         Ba3    BB+    3.98%   01/15/2024 $  999,975 $ 1,000,807
  Transdigm Group, Inc................................ BTL-F         Ba2     B+    4.23    06/09/2023  1,398,081   1,395,896
                                                                                                                 -----------
                                                                                                                   2,396,703
                                                                                                                 -----------
Air Freight & Logistics -- 0.3%
  Air Medical Group Holdings LLC...................... BTL-B          B3     B     4.47    04/28/2022    705,700     691,762
                                                                                                                 -----------
Building Products -- 1.3%
  Beacon Roofing Supply, Inc.......................... BTL-B          B2    BB+  3.96-6.00 10/01/2022  1,095,488   1,099,367
  HD Supply, Inc...................................... BTL-B         Ba3     BB    3.90    10/17/2023  1,339,875   1,345,178
  Summit Materials LLC................................ BTL           Ba2    BB+    3.98    07/17/2022    931,000     937,983
                                                                                                                 -----------
                                                                                                                   3,382,528
                                                                                                                 -----------
Capital Markets -- 2.7%
  AlixPartners LLC.................................... BTL-B          B2     B+    4.30    04/04/2024  1,710,713   1,717,555
  Focus Financial Partners LLC........................ 1st Lien      Ba3     B+    4.55    07/03/2024    785,000     790,560
  Fortress Investment Group LLC....................... BTL-B         Baa3   BB-    2.75    06/02/2022  2,150,000   2,161,647
  Russell Investments U.S. Institutional Holdco, Inc.. BTL           Ba2     BB    6.79    06/01/2023  2,560,841   2,586,450
                                                                                                                 -----------
                                                                                                                   7,256,212
                                                                                                                 -----------
Chemicals -- 2.6%
  Allnex (Lux) & Cy SCA............................... BTL-B2         B1     B     4.41    09/13/2023    997,206     997,206
  Allnex USA, Inc..................................... BTL-B3         B1     B     4.41    09/13/2023    751,285     751,285
  Chemours Co......................................... BTL-B1        Ba1    BB+    3.57    05/12/2022    358,245     359,253
  DuBois Chemicals, Inc.(8)........................... Delayed Draw   B1     B-    1.00    03/15/2024    200,000     201,250
  DuBois Chemicals, Inc............................... 1st Lien       B1     B-  4.91-7.00 03/15/2024    798,000     800,993
  Gates Global, Inc................................... BTL-B          B2     B+    4.55    04/01/2024    990,641     991,054
  MacDermid, Inc...................................... BTL-B6         B2    BB-    4.23    06/07/2023  1,159,558   1,161,491
  Minerals Technologies, Inc.......................... BTL-B         Ba2    BB+  3.47-3.55 02/14/2024    972,173     978,249
  Univar, Inc......................................... BTL-B2         B2     BB    3.98    07/01/2022    748,449     748,761
                                                                                                                 -----------
                                                                                                                   6,989,542
                                                                                                                 -----------
Commercial Services & Supplies -- 7.8%
  ADS Waste Holdings, Inc............................. BTL            B1     BB    3.94    11/10/2023  1,035,477   1,040,099
  Ascend Learning LLC................................. BTL-B          B2     B+    4.53    07/05/2022    685,000     681,575
  Avolon Holdings, Ltd................................ BTL-B         Ba2    BBB-   3.96    03/20/2022  2,345,000   2,363,381
  AVSC Holding Corp................................... BTL            B2     B   4.56-4.67 04/27/2024  3,066,010   3,058,344
  Berlin Packaging LLC................................ BTL-B          B2     B   4.30-4.55 10/01/2021    496,197     497,065
  Brand Energy and Infrastructure Services, Inc....... BTL-B          B3     B   5.46-5.50 06/21/2024  2,250,000   2,239,875
  Brickman Group Holdings, Inc........................ 1st Lien       B2     B   4.21-4.22 12/18/2020  1,389,959   1,390,610
  Brickman Group Holdings, Inc........................ 2nd Lien      Caa1   CCC+   7.71    12/17/2021  1,048,979   1,048,105
  Camelot UK Holdco, Ltd.............................. BTL-B          B2    BB-    4.73    10/03/2023  1,022,288   1,027,399
  Casella Waste Systems, Inc.......................... BTL-B1         NR     B+    3.96    10/17/2023  1,084,550   1,087,939
  Clean Harbors, Inc.................................. BTL-B         Baa3   BBB-   3.23    06/27/2024    755,000     755,944
  Element Materials Tech Group........................ BTL-B          B1     B     4.75    06/01/2024    575,000     578,939
  Fly Funding II SARL................................. BTL           Ba3    BB+    3.43    02/09/2023  1,226,332   1,227,865
  KAR Auction Services, Inc........................... BTL-B5        Ba2     NR    3.81    03/09/2023    439,444     441,642
  Peak 10, Inc.(5).................................... 2nd Lien      Caa2   CCC+   8.41    06/17/2022    845,000     834,966
  Sedgwick CMS Holdings, Inc.......................... 2nd Lien      Caa2   CCC+   6.98    02/28/2022  1,465,000   1,465,000
  ServiceMaster Co.................................... BTL-B         Ba2    BB+    3.73    11/08/2023    497,041     499,319
  Waste Industries USA, Inc........................... BTL-B          B1    BB-    4.05    02/27/2020  1,016,600   1,019,777
                                                                                                                 -----------
                                                                                                                  21,257,844
                                                                                                                 -----------
Construction & Engineering -- 0.3%
  Pike Corp........................................... 1st Lien       B1     B     4.98    03/10/2024    473,813     478,551
  Pike Corp........................................... 2nd Lien      Caa1   CCC+   9.23    09/02/2024    275,000     276,719
                                                                                                                 -----------
                                                                                                                     755,270
                                                                                                                 -----------

        AIG Senior Floating Rate Fund#
        PORTFOLIO OF INVESTMENTS -- June 30, 2017 -- (unaudited) (continued)

                                                                     Ratings/(1)/
                                                                     (unaudited)
                                                                     ------------
                                                                                  Interest   Maturity  Principal    Value
                 Industry Description                       Type     Moody's S&P    Rate    Date/(2)/  Amount**    (Note 2)
----------------------------------------------------------------------------------------------------------------------------
Construction Materials -- 0.5%
  Quikrete Companies, Inc.............................. 1st Lien       B1    BB-    3.98%   11/15/2023 $1,452,700 $1,449,270
                                                                                                                  ----------
Consumer Finance -- 0.2%
  Vantiv LLC........................................... BTL-B         Ba2    BBB-   3.66    10/14/2023    663,096    667,240
                                                                                                                  ----------
Containers & Packaging -- 2.0%
  Berry Plastics Holding Corp.......................... BTL-I         Ba3     BB  3.62-3.73 10/01/2022  2,445,347  2,446,264
  Berry Plastics Holding Corp.......................... BTL-J         Ba3     BB    3.62    01/19/2024    244,388    244,388
  Flex Acquisition Co., Inc............................ BTL            B1     B     4.40    12/29/2023  1,550,000  1,555,425
  ProAmpac PG Borrower LLC............................. 1st Lien       B2     B   5.17-7.25 11/18/2023    791,574    801,138
  ProAmpac PG Borrower LLC............................. 2nd Lien      Caa2   CCC+   9.67    11/18/2024    385,000    390,294
                                                                                                                  ----------
                                                                                                                   5,437,509
                                                                                                                  ----------
Distributors -- 0.4%
  ABC Supply Co., Inc.................................. BTL-B          B1    BB+    3.73    10/31/2023  1,007,948  1,009,768
                                                                                                                  ----------
Diversified Financial Services -- 0.5%
  NAB Holdings LLC..................................... BTL-B          B2     B     4.80    07/01/2024    750,000    750,000
  TransUnion LLC....................................... BTL           Ba3     BB    3.73    04/09/2023    513,133    516,065
                                                                                                                  ----------
                                                                                                                   1,266,065
                                                                                                                  ----------
Diversified Telecommunication Services -- 1.4%
  Level 3 Financing, Inc............................... BTL-B         Ba1    BBB-   3.47    02/22/2024    500,000    500,938
  Numericable Finance & Co. SCA........................ BTL-B11        B1     B+    3.94    07/31/2025    750,000    743,170
  Numericable Finance & Co. SCA........................ BTL-B10        B1     B+    4.42    01/14/2025  1,179,075  1,176,127
  Telenet Bidco NV..................................... BTL-AI        Ba3    BB-    3.91    06/30/2025    750,000    750,000
  UPC Financing Partnership............................ BTL-AP        Ba3     BB    3.91    04/15/2025    750,000    750,375
                                                                                                                  ----------
                                                                                                                   3,920,610
                                                                                                                  ----------
Electric Utilities -- 0.5%
  Helix Gen Funding LLC................................ BTL           Ba2     BB    4.96    06/02/2024  1,260,000  1,267,425
                                                                                                                  ----------
Electrical Equipment -- 0.2%
  WireCo WorldGroup, Inc............................... 1st Lien       B3     B+    6.70    09/30/2023    620,313    624,706
                                                                                                                  ----------
Electronic Equipment, Instruments & Components -- 0.2%
  Ortho Clinical Diagnostics SA........................ BTL            B1     B-    5.05    06/30/2021    465,401    462,657
                                                                                                                  ----------
Energy Equipment & Services -- 1.3%
  Drillships Financing Holding, Inc.(5)(18)............ BTL-B          Ca     D     7.75    07/25/2021    978,910    809,232
  Pacific Drilling SA.................................. BTL-B         Caa3    NR    4.75    06/04/2018    801,600    332,664
  Paragon Offshore, Ltd.(7)............................ BTL-B          NR     NR    6.00    07/18/2021    682,500    261,056
  Pinnacle Holdco SARL................................. BTL            B3    CCC    4.80    07/30/2019  1,004,313    873,752
  Seadrill Partners Finco LLC.......................... BTL-B         Caa2   CCC+   4.30    02/21/2021  1,855,972  1,169,262
                                                                                                                  ----------
                                                                                                                   3,445,966
                                                                                                                  ----------
Food & Staples Retailing -- 2.1%
  Albertson's Holdings LLC............................. BTL-B4        Ba2     BB    3.98    08/25/2021    915,040    902,888
  Rite Aid Corp........................................ BTL            B2    BB-    5.11    06/21/2021  2,230,000  2,235,111
  Rite Aid Corp........................................ 2nd Lien       B2    BB-    5.98    08/21/2020  1,055,000  1,058,429
  SF CC Intermediate Holdings, Inc..................... BTL            B3     B   4.73-4.80 11/15/2022    575,000    553,438
  U.S. Foods, Inc...................................... BTL            B1     BB    3.98    06/27/2023  1,000,163  1,003,696
                                                                                                                  ----------
                                                                                                                   5,753,562
                                                                                                                  ----------
Food Products -- 3.3%
  B&G Foods, Inc....................................... BTL-B2        Ba2    BB+    3.48    11/02/2022    500,421    502,476
  Hearthside Food Solutions LLC........................ BTL-B          B1     B     4.23    06/02/2021    996,240    999,976
  Hostess Brands, Inc.................................. BTL            B1    BB-    3.73    08/03/2022  2,090,621  2,098,026
  JBS USA LLC.......................................... BTL-B         Ba3     BB    5.75    10/30/2022    708,225    687,864
  Pinnacle Foods Finance LLC........................... BTL-B         Ba2    BB+    3.08    02/02/2024    711,051    712,868
  Pinnacle Operating Corp.(5)(15)...................... BTL-B2        Caa1    NR    8.48    11/15/2021    737,872    680,687
  Post Holdings, Inc.(16).............................. Delayed Draw  Ba2    BB-    3.25    05/17/2024  1,059,091  1,059,843
  Post Holdings, Inc................................... BTL-B         Ba2    BB-    3.47    05/24/2024  2,330,000  2,331,820
                                                                                                                  ----------
                                                                                                                   9,073,560
                                                                                                                  ----------

        AIG Senior Floating Rate Fund#
        PORTFOLIO OF INVESTMENTS -- June 30, 2017 -- (unaudited) (continued)

                                                                 Ratings/(1)/
                                                                 (unaudited)
                                                                 ------------
                                                                              Interest   Maturity  Principal    Value
                 Industry Description                     Type   Moody's S&P    Rate    Date/(2)/  Amount**    (Note 2)
-------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 2.2%
  Alere, Inc........................................... BTL-B     Ba3    BB-    4.48%   06/18/2022 $1,292,232 $ 1,293,241
  Immucor, Inc......................................... BTL-B2     B2     B-    5.00    08/17/2018  1,780,211   1,781,694
  Kinetic Concepts, Inc................................ BTL-E1     B1     B     4.55    02/02/2024    840,000     834,050
  Sterigenics-Nordion Holdings LLC..................... BTL-B      B1     B     4.15    05/15/2022  2,022,232   2,014,648
                                                                                                              -----------
                                                                                                                5,923,633
                                                                                                              -----------
Health Care Providers & Services -- 5.8%
  American Renal Holdings, Inc......................... BTL-B      B2     B+    4.48    06/14/2024    557,365     555,799
  CHS/Community Health Systems, Inc.................... BTL-H     Ba3    BB-  4.04-4.20 01/27/2021    901,134     899,428
  Envision Healthcare Corp............................. BTL-B     Ba3    BB-    4.30    12/01/2023  1,764,494   1,769,787
  Genoa, a QoL Healthcare Co. LLC...................... 1st Lien   B1     B     4.98    10/28/2023    932,950     935,282
  Genoa, a QoL Healthcare Co. LLC...................... 2nd Lien  Caa1   CCC+   9.23    10/25/2024    500,000     501,667
  Healogics, Inc....................................... 1st Lien   B2     B-    5.32    07/01/2021    982,908     769,944
  Inventiv Health, Inc................................. BTL-B      B2     B     4.95    11/09/2023  2,930,275   2,937,601
  MPH Acquisition Holdings LLC......................... BTL-B      B1     B+    4.30    06/07/2023  2,695,843   2,692,473
  Opal Acquisition, Inc................................ BTL-B      B2     B-  5.15-5.30 11/27/2020    598,659     553,012
  Surgery Center Holdings, Inc.(16).................... BTL-B      B1     B     4.25    06/06/2024    550,000     551,031
  Surgery Center Holdings, Inc......................... 1st Lien   B2     B     4.83    11/03/2020  1,199,263   1,202,637
  Team Health, Inc..................................... 1st Lien   B1     B     3.98    02/06/2024    753,113     747,841
  U.S. Renal Care, Inc................................. BTL-B      B2     B     5.55    12/31/2022  1,760,675   1,706,534
                                                                                                              -----------
                                                                                                               15,823,036
                                                                                                              -----------
Hotels, Restaurants & Leisure -- 6.6%
  1011778 B.C. ULC..................................... BTL-B3    Ba3     B+  3.48-3.55 02/16/2024    622,137     621,100
  Affinity Gaming LLC.................................. BTL        B1     B+    4.73    07/01/2023    616,929     620,013
  Aristocrat Leisure, Ltd.............................. BTL-B     Ba1    BB+    3.41    10/20/2021    642,851     645,241
  Boyd Gaming Corp..................................... BTL-B2    Ba3     BB    3.69    09/15/2023  1,023,352   1,024,266
  Caesars Entertainment Operating Co., Inc.(7)(18)..... BTL-B6     NR     NR    1.50    03/01/2022  1,910,401   2,270,990
  Caesars Entertainment Operating Co., Inc.(7)(16)(18). BTL       Ba3     BB    3.50    03/31/2024  1,755,000   1,748,784
  Caesars Growth Properties Holdings LLC............... BTL        B1    BB-    4.23    05/08/2021  1,065,009   1,069,003
  CityCenter Holdings LLC.............................. BTL-B      B1    BB-    3.72    04/18/2024  1,183,243   1,184,510
  Eldorado Resorts LLC................................. BTL-B     Ba3     BB    3.38    04/17/2024  2,094,750   2,077,730
  Four Seasons Holdings, Inc........................... 1st Lien   B1     BB    3.73    11/30/2023    616,900     619,599
  Hilton Worldwide Finance LLC......................... BTL-B2    Ba1    BBB-   3.22    10/25/2023    748,439     750,415
  Lindblad Expeditons, Inc............................. BTL        B2     BB    5.95    05/08/2021    223,998     225,118
  Lindblad Expeditons, Inc............................. CTL        B2     BB    5.95    05/08/2021  1,736,002   1,744,682
  Scientific Games International, Inc.................. BTL-B3    Ba3     B+  5.08-5.23 10/01/2021    443,294     447,410
  Station Casinos, Inc................................. BTL-B      B1     BB    3.71    06/08/2023  1,043,400   1,042,841
  Town Sports International Holdings, Inc.............. BTL       Caa1   CCC+   4.73    11/15/2020  2,200,578   1,962,183
                                                                                                              -----------
                                                                                                               18,053,885
                                                                                                              -----------
Household Durables -- 1.1%
  Installed Building Products, Inc..................... 1st Lien   B1     BB    4.00    03/23/2024    690,000     690,431
  Wilsonart LLC........................................ BTL        B2     B+    4.80    12/19/2023  2,288,500   2,294,221
                                                                                                              -----------
                                                                                                                2,984,652
                                                                                                              -----------
Household Products -- 1.1%
  Prestige Brands, Inc................................. BTL-B4     B1    BB-    3.98    01/26/2024    429,376     430,910
  Reynolds Group Holdings, Inc......................... BTL        B2     B+    4.23    02/05/2023  2,615,270   2,619,928
                                                                                                              -----------
                                                                                                                3,050,838
                                                                                                              -----------
Industrial Conglomerates -- 1.3%
  American Rock Salt Co. LLC........................... BTL-B      B2     B     4.98    05/20/2021  1,724,912   1,725,631
  American Rock Salt Co. LLC........................... 2nd Lien   B2     B     4.98    05/20/2021    973,890     973,890
  Ameriforge Group, Inc.(15)(17)....................... BTL        NR     NR    9.30    05/12/2024    105,322     105,322
  Utex Industries, Inc................................. 1st Lien  Caa1   CCC+   5.23    05/22/2021    818,670     728,616
                                                                                                              -----------
                                                                                                                3,533,459
                                                                                                              -----------

        AIG Senior Floating Rate Fund#
        PORTFOLIO OF INVESTMENTS -- June 30, 2017 -- (unaudited) (continued)

                                                              Ratings/(1)/
                                                              (unaudited)
                                                              ------------
                                                                           Interest   Maturity  Principal    Value
               Industry Description                    Type   Moody's S&P    Rate    Date/(2)/  Amount**    (Note 2)
----------------------------------------------------------------------------------------------------------------------
Industrial Power Producers & Energy Traders -- 0.6%
  AES Corp.......................................... BTL-B     Ba1    BBB-   3.19%   05/24/2022 $  977,550 $   974,292
  Calpine Corp...................................... BTL-B7    Ba2     BB    4.05    05/31/2023    685,500     684,521
                                                                                                           -----------
                                                                                                             1,658,813
                                                                                                           -----------
Insurance -- 2.4%
  Asurion Corp...................................... BTL-B5    Ba3    BB-    4.23    11/03/2023  1,013,975   1,019,045
  Asurion Corp...................................... BTL-B4    Ba3    BB-    4.48    08/04/2022    973,088     977,345
  Asurion Corp...................................... 2nd Lien   B3     B-    8.73    03/03/2021  1,905,000   1,912,938
  Compass Investments, Inc.......................... BTL-B      B2     B     4.18    05/16/2024  1,345,000   1,335,249
  Hub International, Ltd............................ BTL        B1     B+    4.42    10/02/2020    447,686     448,976
  NFP Corp.......................................... BTL-B      B2     B     4.80    01/08/2024    727,086     729,449
                                                                                                           -----------
                                                                                                             6,423,002
                                                                                                           -----------
Internet & Direct Marketing Retail -- 0.7%
  Acosta, Inc....................................... BTL        B2     B     4.48    09/26/2021  1,338,489   1,202,026
  Lands' End, Inc................................... BTL-B      B3     B-    4.48    04/04/2021    928,832     782,541
                                                                                                           -----------
                                                                                                             1,984,567
                                                                                                           -----------
Internet Software & Services -- 0.8%
  Go Daddy Operating Co. LLC........................ BTL-B     Ba3    BB-    3.73    02/15/2024    998,926   1,000,550
  GTT Communications, Inc........................... BTL-B      B1     B+    5.25    01/09/2024    592,025     595,725
  Zayo Group LLC.................................... BTL-B     Ba2     BB    3.72    01/19/2024    711,388     712,722
                                                                                                           -----------
                                                                                                             2,308,997
                                                                                                           -----------
IT Services -- 7.0%
  CCC Information Services, Inc..................... 1st Lien   B2     B     4.23    04/27/2024    860,000     857,313
  Ceridian Corp..................................... BTL-B2    Ba3     B-    4.73    09/15/2020    762,066     757,303
  Evo Payments International........................ 1st Lien   B1     B     6.23    12/22/2023  1,615,950   1,632,615
  Evo Payments International(5)..................... 2nd Lien  Caa1    B-    10.23   11/15/2024    645,000     648,225
  First Data Corp................................... BTL       Ba3     BB    3.47    07/08/2022  2,321,195   2,317,003
  First Data Corp................................... BTL       Ba3     BB    3.72    04/26/2024  3,404,904   3,402,776
  Gartner, Inc...................................... BTL-B     Ba1    BB+    3.23    04/05/2024    703,238     705,875
  Global Payments, Inc.............................. BTL-B2    Ba2    BBB-   3.23    04/22/2023    960,810     963,555
  iPayment, Inc..................................... BTL-B      B1     B+    7.16    04/06/2023    630,000     634,725
  Tempo Acquisition LLC............................. BTL        B1     B     4.06    05/01/2024  2,570,000   2,574,284
  WEX, Inc.......................................... BTL-B     Ba3    BB-    4.73    07/01/2023  2,866,050   2,872,192
  Xerox Business Services LLC....................... BTL-B     Ba2    BB+    5.23    12/07/2023  1,771,100   1,793,239
                                                                                                           -----------
                                                                                                            19,159,105
                                                                                                           -----------
Leisure Equipment & Products -- 0.7%
  SRAM LLC.......................................... BTL        B2     B   4.58-6.75 03/15/2024  1,776,426   1,778,647
                                                                                                           -----------
Life Sciences Tools & Services -- 1.5%
  INC Research LLC.................................. BTL-B     Ba2    BB+    3.48    06/27/2024  1,400,000   1,402,334
  Pharmaceutical Product Development, Inc........... BTL-B     Ba3     B   3.98-4.05 08/18/2022  2,671,779   2,671,362
                                                                                                           -----------
                                                                                                             4,073,696
                                                                                                           -----------
Machinery -- 3.7%
  Clark Equipment Co................................ BTL-B      B1    BB-    3.93    05/18/2024    997,500     999,059
  Columbus McKinnon Corp............................ BTL-B     Ba3     B+    4.30    01/31/2024  1,150,530   1,159,159
  Gardner Denver, Inc............................... BTL        B2     B+    4.55    07/30/2020  1,576,137   1,579,290
  Harbor Freight Tools USA, Inc..................... BTL-B     Ba3    BB-    4.48    08/18/2023  1,434,555   1,433,360
  Harsco Corp....................................... BTL-B     Ba1     BB    6.25    11/02/2023  1,124,350   1,141,918
  NN, Inc........................................... BTL        B2     B+    4.98    03/22/2021  1,767,150   1,762,732
  Paladin Brands Holding, Inc.(5)................... BTL        B3     B+    7.30    08/16/2019  1,580,439   1,540,928
  Utility One Source LP............................. BTL        B2     B     6.80    04/07/2023    525,000     530,250
                                                                                                           -----------
                                                                                                            10,146,696
                                                                                                           -----------

        AIG Senior Floating Rate Fund#
        PORTFOLIO OF INVESTMENTS -- June 30, 2017 -- (unaudited) (continued)

                                                        Ratings/(1)/
                                                        (unaudited)
                                                        ------------
                                                                     Interest   Maturity       Principal
            Industry Description                 Type   Moody's S&P    Rate    Date/(2)/       Amount**   Value (Note 2)
------------------------------------------------------------------------------------------------------------------------
Media -- 7.5%
  Advantage Sales & Marketing LLC............. 1st Lien   B1     B     4.55%   07/23/2021      $1,957,690  $ 1,878,403
  Advantage Sales & Marketing LLC............. 2nd Lien  Caa1   CCC+   7.80    07/25/2022       1,000,000      955,000
  CBS Radio, Inc.(16)......................... BTL-B     Ba3    BB-    3.75    10/17/2023         570,000      570,713
  CBS Radio, Inc.............................. BTL-B     Ba3    BB-    4.72    10/17/2023         567,416      570,785
  Charter Communications Operating LLC........ BTL       Ba1    BBB-   3.48    01/15/2024         817,131      819,855
  CSC Holdings, Inc........................... 1st Lien  Ba1     BB    3.46    07/17/2025         510,625      508,870
  Delta 2 (Lux) SARL.......................... BTL-B3     B2     B     4.50    02/01/2024       3,944,124    3,945,358
  Delta 2 (Lux) SARL.......................... 2nd Lien  Caa2   CCC+   8.00    07/29/2022         448,500      451,191
  Galleria Co................................. BTL-B     Ba1    BBB-   4.13    09/29/2023         995,000      999,353
  Getty Images, Inc........................... BTL-B      B3    CCC+   4.75    10/18/2019       1,816,614    1,671,285
  ION Media Networks, Inc..................... BTL-B3     B1     B+    4.13    12/18/2020       2,662,221    2,672,204
  Unitymedia Hessen GmbH & Co. KG(16)......... BTL-B     Ba3    BB-    3.25    09/30/2025       1,260,000    1,255,800
  Univision Communications, Inc............... BTL-C4     B2    BB-    3.98    03/15/2024       2,512,202    2,464,470
  Virgin Media Investments, Ltd............... BTL-I     Ba3    BB-    3.91    01/31/2025         750,000      750,000
  Ziggo Secured Finance Partners.............. BTL-E     Ba3    BB-    3.66    04/15/2025         750,000      747,857
                                                                                                           -----------
                                                                                                            20,261,144
                                                                                                           -----------
Metals & Mining -- 0.7%
  Crosby Worldwide, Ltd....................... 1st Lien  Caa1    B-    4.17    11/23/2020       1,018,962      922,161
  Signode Industrial Group U.S., Inc.......... BTL-B      B1     B   3.98-4.05 05/04/2021       1,013,859    1,011,324
                                                                                                           -----------
                                                                                                             1,933,485
                                                                                                           -----------
Multiline Retail -- 0.2%
  Neiman Marcus Group, Inc.................... BTL-B     Caa1   CCC    4.34    10/25/2020         673,799      504,507
                                                                                                           -----------
Oil, Gas & Consumable Fuels -- 5.7%
  American Energy Marcellus LLC(19)........... 1st Lien   Ca     D     5.34    08/04/2020       1,478,241      931,292
  Arch Coal, Inc.(7).......................... BTL        B1    BB-    5.23    03/07/2024       2,184,525    2,181,794
  BCP Raptor LLC.............................. BTL-B      B3     B+    5.51    06/06/2024         830,000      819,625
  California Resources Corp................... 2nd Lien  Caa1    B     11.53   12/31/2021       1,315,000    1,392,256
  Chesapeake Energy Corp...................... BTL        B3     B+    8.69    08/23/2021         880,000      936,100
  Chief Exploration & Development LLC......... 2nd Lien   NR     NR    7.93    05/16/2021       2,160,000    2,079,000
  Energy Transfer Equity LP................... BTL       Ba2    BB-    3.83    02/02/2024         929,412      923,603
  Foresight Energy LLC........................ 1st Lien   B2     B     6.98    03/28/2022       2,788,013    2,660,809
  Peabody Energy Corp......................... 1st Lien  Ba3     B+    5.73    03/31/2022       1,052,363    1,049,732
  Philadelphia Energy Solutions LLC(5)........ BTL-B      B3     B+    6.25    04/04/2018         914,413      843,546
  Power Buyer LLC............................. BTL        B2     B+    4.55    05/06/2020       1,025,973    1,019,132
  Power Buyer LLC(5).......................... 2nd Lien  Caa2   CCC+   8.55    11/06/2020         670,000      656,600
                                                                                                           -----------
                                                                                                            15,493,489
                                                                                                           -----------
Personal Products -- 0.4%
  Revlon Consumer Products Corp............... BTL-B     Ba3     B+    4.73    09/07/2023       1,091,750    1,014,872
                                                                                                           -----------
Pharmaceuticals -- 1.7%
  Catalent Pharma Solutions, Inc.............. BTL-B2    Ba3     BB    3.98    05/20/2021       1,154,492    1,163,872
  Endo Luxembourg Finance Co.................. BTL-B     Ba2     BB    5.50    04/29/2024       2,120,000    2,134,244
  Valeant Pharmaceuticals International, Inc.. BTL-F1    Ba3    BB-    5.83    04/01/2022       1,412,809    1,431,333
                                                                                                           -----------
                                                                                                             4,729,449
                                                                                                           -----------
Professional Services -- 0.6%
  Nexeo Solutions LLC......................... BTL-B      B3     B   4.92-5.05 06/09/2023       1,618,691    1,630,326
                                                                                                           -----------
Real Estate Investment Trusts -- 1.1%
  Capital Automotive LP....................... 1st Lien   B1     B     4.22    03/24/2024         310,000      312,131
  Capital Automotive LP....................... 2nd Lien   B3    CCC+   7.22    03/24/2025         475,000      480,542
  Equinix, Inc................................ BTL-B     Ba2    BBB-   3.25    01/05/2024 EUR   1,127,175    1,298,868
  MGM Growth Properties LLC................... BTL       Ba3    BB+    3.48    04/25/2023         988,706      989,448
                                                                                                           -----------
                                                                                                             3,080,989
                                                                                                           -----------

        AIG Senior Floating Rate Fund#
        PORTFOLIO OF INVESTMENTS -- June 30, 2017 -- (unaudited) (continued)

                                                                       Ratings/(1)/
                                                                       (unaudited)
                                                                       ------------
                                                                                     Interest   Maturity  Principal     Value
              Industry Description                        Type         Moody's S&P     Rate    Date/(2)/  Amount**     (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development -- 1.6%
  DTZ US Borrower LLC............................. 1st Lien              B1     B+  4.42-4.55% 11/04/2021 $3,289,823 $  3,288,589
  DTZ US Borrower LLC............................. 2nd Lien              B3     B-     9.42    11/04/2022     92,340       92,167
  Realogy Corp.................................... BTL-B                Ba1    BB+     3.48    07/20/2022    858,159      862,235
                                                                                                                     ------------
                                                                                                                        4,242,991
                                                                                                                     ------------
Road & Rail -- 1.1%
  Kenan Advantage Group, Inc...................... BTL                   B1     B+     4.23    07/31/2022    920,224      919,074
  Kenan Advantage Group, Inc...................... BTL-B                 B1     B+     4.23    07/31/2022    222,385      222,107
  Neff Rental LLC................................. 2nd Lien              B3     B-     7.66    06/09/2021  1,726,263    1,724,825
                                                                                                                     ------------
                                                                                                                        2,866,006
                                                                                                                     ------------
Semiconductors & Semiconductor Equipment -- 0.2%
  Integrated Device Technology, Inc............... BTL-B                Baa3    BB     4.23    03/20/2024    538,650      539,997
                                                                                                                     ------------
Software -- 3.9%
  Almonde, Inc.................................... BTL                  Caa2   CCC+    8.46    06/13/2025    230,000      233,738
  Change Healthcare Holdings, Inc................. BTL-B8               Ba3     B+     3.98    03/01/2024  1,496,250    1,496,017
  Epicore Software Co............................. 1st Lien              B2     B-     4.98    06/01/2022  1,019,330    1,017,873
  Hyland Software, Inc............................ BTL-B1                B1     B      4.48    07/01/2022    329,175      330,547
  Hyland Software, Inc............................ BTL-B3                B1     B      8.00    07/01/2022    385,000      386,604
  Hyland Software, Inc............................ 2nd Lien             Caa1   CCC+    8.23    07/12/2025    315,000      317,363
  Lawson Software, Inc............................ BTL-B6                B1     B      4.05    02/01/2022    693,898      689,189
  MA FinanceCo. LLC............................... BTL-B3                B1    BB-     3.96    06/21/2024    172,186      172,057
  Misys Europe SA(16)............................. 1st Lien              B2     B      4.25    06/13/2024  1,655,000    1,654,470
  Oberthur Technologies SA........................ BTL-B1                B2     B-     3.75    01/10/2024    380,625      381,577
  Oberthur Technologies SA(15).................... BTL-B2                B2     B-     3.75    12/15/2023    616,875      618,417
  RP Crown Parent LLC............................. BTL-B                 B1     B      4.73    10/12/2023    885,550      889,608
  Seattle Spinco, Inc............................. BTL-B3                B1    BB-     4.03    06/21/2024  1,162,814    1,161,942
  SS&C Technologies, Inc.......................... BTL-B1               Ba2    BB+     3.48    07/08/2022  1,239,133    1,243,337
  SS&C Technologies, Inc.......................... BTL-B2               Ba2    BB+     3.48    07/08/2022     75,100       75,355
                                                                                                                     ------------
                                                                                                                       10,668,094
                                                                                                                     ------------
Specialty Retail -- 1.9%
  At Home Holding III, Inc........................ BTL                   B2     B      4.67    06/03/2022  1,417,753    1,418,639
  Bass Pro Group LLC.............................. BTL-B                 B1     B+     6.30    12/16/2023  2,490,000    2,416,635
  J Crew Operating Corp........................... BTL-B1               Caa1   CCC- 4.16-4.30  03/05/2021    733,743      434,743
  PetSmart, Inc................................... BTL-B2               Ba3     B+     4.22    03/11/2022  1,070,711      991,746
                                                                                                                     ------------
                                                                                                                        5,261,763
                                                                                                                     ------------
Wireless Telecommunication Services -- 1.3%
  LTS Buyer LLC................................... BTL-B                 B1     B      4.55    04/13/2020  1,474,960    1,479,263
  Sprint Communications, Inc...................... BTL-B                Ba2    BB-     3.75    02/02/2024  1,995,000    1,993,931
                                                                                                                     ------------
                                                                                                                        3,473,194
                                                                                                                     ------------
  Total Loans (cost $252,634,079).................                                                                    249,711,531
                                                                                                                     ------------
U.S. CORPORATE BONDS & NOTES -- 5.4%
Building Products -- 0.2%
  FBM Finance, Inc.*.............................. Sec. Notes            B3     B+     8.25    08/15/2021    516,000      552,765
                                                                                                                     ------------
Commercial Services & Supplies -- 1.7%
  Alpine Finance Merger*.......................... Senior Notes         Caa2   CCC+    6.88    08/01/2025    715,000      727,513
  Brand Energy and Infrastructure Services, Inc.*. Senior Notes         Caa2   CCC+    8.50    07/15/2025  1,170,000    1,210,949
  Hertz Corp.*.................................... Sec. Notes            B1    BB-     7.63    06/01/2022  1,000,000      997,599
  Reynolds Group Issuer, Inc. FRS*................ Senior Sec. Notes     B2     B+     4.66    07/15/2021  1,245,000    1,265,232
  Reynolds Group Issuer, Inc.*.................... Company Guar. Notes  Caa2    B-     7.00    07/15/2024    390,000      418,358
                                                                                                                     ------------
                                                                                                                        4,619,651
                                                                                                                     ------------
Construction & Engineering -- 0.1%
  Beazer Homes, Inc............................... Company Guar. Notes   B3     NR     8.75    03/15/2022    331,000      369,065
                                                                                                                     ------------

        AIG Senior Floating Rate Fund#
        PORTFOLIO OF INVESTMENTS -- June 30, 2017 -- (unaudited) (continued)

                                                                             Ratings/(1)/
                                                                             (unaudited)
                                                                             ------------
                                                                                          Interest  Maturity  Principal
                 Industry Description                           Type         Moody's S&P    Rate   Date/(2)/  Amount**
-------------------------------------------------------------------------------------------------------------------------
Consumer Finance -- 0.1%
  Navient Corp.......................................... Senior Notes         Ba3     B+   6.50%   06/15/2022 $  300,000

Containers & Packaging -- 0.2%
  Flex Acquisition Co., Inc.*........................... Senior Notes         Caa1   CCC+  6.88    01/15/2025    635,000

Health Care Providers & Services -- 0.4%
  CHS/Community Health Systems, Inc..................... Senior Sec. Notes    Ba3    BB-   6.25    03/31/2023    750,000
  MPH Acquisition Holdings LLC*......................... Senior Notes         Caa1    B-   7.13    06/01/2024    265,000



Industrial Power Producers & Energy Traders -- 0.2%
  Dynegy Finance, Inc................................... Senior Sec. Notes     B3     B+   6.75    11/01/2019    500,000

Insurance -- 0.5%
  Springleaf Finance Corp............................... Company Guar. Notes   B2     B    6.13    05/15/2022    500,000
  USIS Merger Sub, Inc.*................................ Senior Notes         Caa2   CCC+  6.88    05/01/2025    760,000



IT Services -- 0.6%
  First Data Corp.*..................................... Company Guar. Notes   B3     B    7.00    12/01/2023  1,500,000

Machinery -- 0.1%
  BlueLine Rental*...................................... Sec. Notes           Caa1    B    9.25    03/15/2024    325,000

Media -- 0.2%
  Gray Television, Inc.*................................ Company Guar. Notes   B2     B+   5.88    07/15/2026    475,000

Metals & Mining -- 0.1%
  Novelis Corp.*........................................ Senior Notes          B2     B    6.25    08/15/2024    210,000

Multi Utilities -- 0.0%
  Texas Competitive Electric Holdings Co. LLC*(5)....... Escrow Notes          NR     NR   6.25    10/01/2020  4,174,956

Oil, Gas & Consumable Fuels -- 0.7%
  Foresight Energy/Finance*............................. Sec. Notes           Caa2   CCC   11.50   04/01/2023    915,000
  Peabody Securities Finance Corp.*..................... Senior Sec. Notes    Ba3     B+   6.00    03/31/2022    310,000
  SM Energy Co.......................................... Senior Notes          B2     B+   6.75    09/15/2026    470,000
  WPX Energy, Inc....................................... Senior Notes          B3     B+   5.25    09/15/2024    315,000



Personal Products -- 0.2%
  Revlon Escrow Corp.................................... Company Guar. Notes   B3     B    6.25    08/01/2024    505,000

Software -- 0.1%
  Infor Software Parent LLC*(9)......................... Company Guar. Notes  Caa2   CCC   7.13    05/01/2021    330,000

  Total U.S. Corporate Bonds & Notes (cost $14,436,272).

FOREIGN CORPORATE BONDS & NOTES -- 2.3%
Containers & Packaging -- 0.5%
  Ardagh Packaging Finance PLC*......................... Senior Sec. Notes    Ba3     BB   4.25    09/15/2022    500,000
  Ardagh Packaging Finance PLC*......................... Company Guar. Notes   B3     B    7.25    05/15/2024    685,000



Diversified Financial Services -- 0.1%
  Tervita Escrow Corp.*................................. Senior Sec. Notes     B2     B-   7.63    12/01/2021    305,000

Energy Equipment & Services -- 0.3%
  Shelf Drilling Holdings, Ltd.*........................ Sec. Notes            B2     B-   9.50    11/02/2020    936,977

Hotels, Restaurants & Leisure -- 0.4%
  Codere Finance 2*..................................... Senior Sec. Notes     B2     B    7.63    11/01/2021  1,000,000

Metals & Mining -- 0.2%
  Costellium NV*........................................ Senior Notes         Caa1   CCC+  6.63    03/01/2025    655,000

Oil, Gas & Consumable Fuels -- 0.4%
  Tullow Oil PLC*....................................... Company Guar. Notes  Caa1    B-   6.00    11/01/2020  1,000,000




                                                           Value
                 Industry Description                     (Note 2)
--------------------------------------------------------------------
Consumer Finance -- 0.1%
  Navient Corp.......................................... $   318,000
                                                         -----------
Containers & Packaging -- 0.2%
  Flex Acquisition Co., Inc.*...........................     660,399
                                                         -----------
Health Care Providers & Services -- 0.4%
  CHS/Community Health Systems, Inc.....................     774,263
  MPH Acquisition Holdings LLC*.........................     282,556
                                                         -----------
                                                           1,056,819
                                                         -----------
Industrial Power Producers & Energy Traders -- 0.2%
  Dynegy Finance, Inc...................................     515,625
                                                         -----------
Insurance -- 0.5%
  Springleaf Finance Corp...............................     527,500
  USIS Merger Sub, Inc.*................................     773,300
                                                         -----------
                                                           1,300,800
                                                         -----------
IT Services -- 0.6%
  First Data Corp.*.....................................   1,601,250
                                                         -----------
Machinery -- 0.1%
  BlueLine Rental*......................................     338,000
                                                         -----------
Media -- 0.2%
  Gray Television, Inc.*................................     484,500
                                                         -----------
Metals & Mining -- 0.1%
  Novelis Corp.*........................................     220,500
                                                         -----------
Multi Utilities -- 0.0%
  Texas Competitive Electric Holdings Co. LLC*(5).......      10,438
                                                         -----------
Oil, Gas & Consumable Fuels -- 0.7%
  Foresight Energy/Finance*.............................     855,525
  Peabody Securities Finance Corp.*.....................     307,675
  SM Energy Co..........................................     448,700
  WPX Energy, Inc.......................................     299,250
                                                         -----------
                                                           1,911,150
                                                         -----------
Personal Products -- 0.2%
  Revlon Escrow Corp....................................     439,350
                                                         -----------
Software -- 0.1%
  Infor Software Parent LLC*(9).........................     339,900
                                                         -----------
  Total U.S. Corporate Bonds & Notes (cost $14,436,272).  14,738,212
                                                         -----------
FOREIGN CORPORATE BONDS & NOTES -- 2.3%
Containers & Packaging -- 0.5%
  Ardagh Packaging Finance PLC*.........................     513,250
  Ardagh Packaging Finance PLC*.........................     749,219
                                                         -----------
                                                           1,262,469
                                                         -----------
Diversified Financial Services -- 0.1%
  Tervita Escrow Corp.*.................................     307,288
                                                         -----------
Energy Equipment & Services -- 0.3%
  Shelf Drilling Holdings, Ltd.*........................     908,868
                                                         -----------
Hotels, Restaurants & Leisure -- 0.4%
  Codere Finance 2*.....................................     993,500
                                                         -----------
Metals & Mining -- 0.2%
  Costellium NV*........................................     627,162
                                                         -----------
Oil, Gas & Consumable Fuels -- 0.4%
  Tullow Oil PLC*.......................................     950,000
                                                         -----------

        AIG Senior Floating Rate Fund#
        PORTFOLIO OF INVESTMENTS -- June 30, 2017 -- (unaudited) (continued)

                                                                                              Ratings/(1)/
                                                                                              (unaudited)
                                                                                              -----------
                                                                                                           Interest  Maturity
                         Industry Description                                    Type         Moody's  S&P   Rate   Date/(2)/
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 0.4%
  Endo International PLC*................................................ Company Guar. Notes   B3     B-   6.00%   07/15/2023
  Valeant Pharmaceuticals*............................................... Senior Sec. Notes     Ba3    BB-  7.00    03/15/2024



  Total Foreign Corporate Bonds & Notes (cost $7,178,488)................

COMMON STOCKS -- 0.8%
Electric Utilities -- 0.4%
  Vistra Energy Corp.....................................................
  Vistra Energy Corp. CVR+...............................................



Industrial Conglomerates -- 0.2%
  AFG Holdings, Inc.+....................................................

Media -- 0.0%
  Vivial+(5)(6)(10)......................................................

Oil, Gas & Consumable Fuels -- 0.2%
  TE Holdcorp LLC, Class A+(5)(6)(10)....................................

  Total Common Stocks (cost $7,310,466)..................................

PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.4%
Banks -- 0.4%
  Banco Bilbao Vizcaya Argentaria SA VRS(11).............................                       NR     NR   9.00    05/09/2018
  Royal Bank of Scotland Group PLC VRS(11)...............................                       Ba3     B   8.63    08/15/2021
  Societe Generale SA VRS(11)............................................                       Ba2    BB+  8.25    11/29/2018

  Total Preferred Securities/Capital Securities
   (cost $1,195,378).....................................................

  Total Long-Term Investment Securities
   (cost $282,754,683)...................................................

SHORT-TERM INVESTMENT SECURITIES -- 1.5%
Registered Investment Companies -- 1.5%
  State Street Institutional Liquid Reserves Fund, Administration Class
   0.85%(12)
  (cost $4,154,390)......................................................

REPURCHASE AGREEMENTS -- 3.2%
  Bank of America Securities LLC Joint Repurchase Agreement(13)..........
  Barclays Capital, Inc. Joint Repurchase Agreement(13)..................
  BNP Paribas SA Joint Repurchase Agreement(13)..........................
  Deutsche Bank AG Joint Repurchase Agreement(13)........................
  RBS Securities, Inc. Joint Repurchase Agreement(13)....................

  Total Repurchase Agreements (cost $8,670,000)..........................

TOTAL INVESTMENTS-
  (cost $295,579,073)(14)................................................
Liabilities in excess of other assets....................................

NET ASSETS-..............................................................



                                                                           Principal
                                                                           Amount**/     Value
                         Industry Description                               Shares      (Note 2)
----------------------------------------------------------------------------------------
Pharmaceuticals -- 0.4%
  Endo International PLC*................................................ $  560,000  $    470,680
  Valeant Pharmaceuticals*...............................................    630,000       662,287
                                                                                      ------------
                                                                                         1,132,967
                                                                                      ------------
  Total Foreign Corporate Bonds & Notes (cost $7,178,488)................                6,182,254
                                                                                      ------------
COMMON STOCKS -- 0.8%
Electric Utilities -- 0.4%
  Vistra Energy Corp.....................................................     69,610     1,168,752
  Vistra Energy Corp. CVR+...............................................     69,610        70,793
                                                                                      ------------
                                                                                         1,239,545
                                                                                      ------------
Industrial Conglomerates -- 0.2%
  AFG Holdings, Inc.+....................................................     14,309       472,197
                                                                                      ------------
Media -- 0.0%
  Vivial+(5)(6)(10)......................................................      1,136        24,992
                                                                                      ------------
Oil, Gas & Consumable Fuels -- 0.2%
  TE Holdcorp LLC, Class A+(5)(6)(10)....................................     44,278       442,783
                                                                                      ------------
  Total Common Stocks (cost $7,310,466)..................................                2,179,517
                                                                                      ------------
PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.4%
Banks -- 0.4%
  Banco Bilbao Vizcaya Argentaria SA VRS(11).............................    400,000       417,995
  Royal Bank of Scotland Group PLC VRS(11)...............................    340,000       370,600
  Societe Generale SA VRS(11)............................................    400,000       424,364
                                                                                      ------------
  Total Preferred Securities/Capital Securities
   (cost $1,195,378).....................................................                1,212,959
                                                                                      ------------
  Total Long-Term Investment Securities
   (cost $282,754,683)...................................................              274,024,473
                                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 1.5%
Registered Investment Companies -- 1.5%
  State Street Institutional Liquid Reserves Fund, Administration Class
   0.85%(12)
  (cost $4,154,390)......................................................  4,153,983     4,154,399
                                                                                      ------------
REPURCHASE AGREEMENTS -- 3.2%
  Bank of America Securities LLC Joint Repurchase Agreement(13)..........  1,785,000     1,785,000
  Barclays Capital, Inc. Joint Repurchase Agreement(13)..................  1,485,000     1,485,000
  BNP Paribas SA Joint Repurchase Agreement(13)..........................  2,540,000     2,540,000
  Deutsche Bank AG Joint Repurchase Agreement(13)........................    610,000       610,000
  RBS Securities, Inc. Joint Repurchase Agreement(13)....................  2,250,000     2,250,000
                                                                                      ------------
  Total Repurchase Agreements (cost $8,670,000)..........................                8,670,000
                                                                                      ------------
TOTAL INVESTMENTS-
  (cost $295,579,073)(14)................................................      105.5%  286,848,872
Liabilities in excess of other assets....................................      (5.5)   (15,063,682)
                                                                          ----------  ------------
NET ASSETS-..............................................................      100.0% $271,785,190
                                                                          ==========  ============

--------
BTL Bank Term Loan
CTL Cayman Term Loan
CVR Contingent Value Rights
EUR Euro Currency
NR  Security is not rated.
FRS--FloatingRate Security
VRS--VariableRate Security

        AIG Senior Floating Rate Fund#
        PORTFOLIO OF INVESTMENTS -- June 30, 2017 -- (unaudited) (continued)

The rates shown on FRS and VRS are the current interest rates as of June 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2017, the aggregate value of these securities was $17,228,713, representing 6.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**  Denominated in United States Dollars unless otherwise noted.
#   See Note 1
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of June 30, 2017.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 69 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Illiquid security. At June 30, 2017, the aggregate value of these securities was $6,492,397, representing 2.4% of net assets.
(6) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(7) Company has filed for bankruptcy protection.
(8) All or a portion of this holding is subject to unfunded loan commitments (see Note 10).
(9) "Payment-in-Kind" (PIK) security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(10)Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2017, the Fund held the following restricted securities:

                            Acquisition        Acquisition          Value Per % of Net
Description                    Date     Shares    Cost      Value     Share    Assets
-----------                 ----------- ------ ----------- -------- --------- --------
Common Stocks
-------------
  Vivial................... 04/24/2008   1,136 $  668,529  $ 24,992  $22.00     0.00%
  TE Holdcorp LLC, Class A. 12/31/2016  44,278  1,638,216   442,783   10.00     0.02
                                                           --------             ----
                                                           $467,775             0.02%
                                                           ========             ====

(11)Perpetual maturity -- maturity date reflects the next call date.
(12)The rate shown is the 7-day yield as of June 30, 2017.
(13)See Note 2 for details of the Joint Repurchase Agreement.
(14)See Note 6 for cost of investments on a tax basis.
(15)"Payment-in-Kind" (PIK) security. Income may be paid in additional loans or cash at the discretion of the issuer. The security is currently paying interest in the form of additional loans at the coupon rate listed.
(16)As of June 30, 2017, the loan has not settled and as a result, the interest rate is estimated based on information available.
(17)Company has entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a subsequent date, subject to certain conditions.
(18)Loan is in default of interest.
(19)Subsequent to June 30, 2017, loan is in default of interest.

Forward Foreign Currency Contracts
--------------------------------------------------------------------------------

                Contract to   In Exchange   Delivery   Unrealized   Unrealized
Counterparty      Deliver         For         Date    Appreciation Depreciation
-------------- ------------- ------------- ---------- ------------ ------------
Citibank N.A.. EUR 1,130,000 USD 1,268,414 07/31/2017     $--        $(23,933)
                                                          ===        ========

--------
EUR  Euro Currency
USD  United States Dollar

        AIG Senior Floating Rate Fund#
        PORTFOLIO OF INVESTMENTS -- June 30, 2017 -- (unaudited) (continued)


The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2017 (see Note 2):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                         --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Loans:
  Energy Equipment & Services...........      $       --         $  2,852,246          $  593,720       $  3,445,966
  Industrial Conglomerates..............              --            3,428,137             105,322          3,533,459
  Other Industries......................              --          242,732,106                  --        242,732,106
U.S. Corporate Bonds & Notes............              --           14,738,212                  --         14,738,212
Foreign Corporate Bonds & Notes.........              --            6,182,254                  --          6,182,254
Common Stocks:
  Electric Utilities....................       1,168,752               70,793                  --          1,239,545
  Industrial Conglomerates..............         472,197                   --                  --            472,197
  Media.................................              --                   --              24,992             24,992
  Oil, Gas & Consumable Fuels...........              --                   --             442,783            442,783
Preferred Securities/Capital Securities.              --            1,212,959                  --          1,212,959
Short-Term Investment Securities........       4,154,399                   --                  --          4,154,399
Repurchase Agreements...................              --            8,670,000                  --          8,670,000
                                              ----------         ------------          ----------       ------------
Total Investments at Value..............      $5,795,348         $279,886,707          $1,166,817       $286,848,872
                                              ==========         ============          ==========       ============
LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts......      $       --         $     23,933          $       --       $     23,933
                                              ==========         ============          ==========       ============

* For a detailed presentation of investments, please refer to the Portfolio of Investments.
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#  See Note 1

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Corporation") is an open-end, diversified management investment company organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Corporation consists of one series -- AIG Senior Floating Rate Fund (the "Fund"). The Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"). The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

   On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica Senior Floating Rate Fund to the AIG Senior Floating Rate Fund effective February 28, 2017. SunAmerica Asset Management, LLC continues to serve as investment adviser of the Fund and retains its current name. In addition, there was no change in the Fund's investment goal or strategy, portfolio manager or ticker symbols in connection with the rebranding.

   The Fund offers three classes of shares: Class A, Class C and Class W. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase.

   Class C shares-- Offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase.

   Class W shares-- Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except Class C shares are subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class W shares pay a service fee to the Fund's distributor for providing administrative and shareholder services.

   Indemnifications: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)


Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of June 30, 2017, is reported on a schedule following the Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)


   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior secured floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)


   Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund's Portfolio of Investments.

   Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund's net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund's financial statements. The Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following tables represent the value of derivatives held as of June 30, 2017, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended June 30, 2017. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2017, please refer to a schedule following the Fund's Portfolio of Investments.

                    Asset Derivatives            Liability Derivatives
                    -----------------            --------------------
                                                       Foreign
               Foreign Exchange Contracts         Exchange Contracts
               --------------------------         -----------------
                                                   Forward Foreign
          Forward Foreign Currency Contracts(1)  Currency Contracts(2)
          -------------------------------------  --------------------
                           $--                         $23,933
                           ===                         =======

       Statement of Assets and Liabilities Location:
          (1)  Unrealized appreciation on forward foreign currency contracts
          (2)  Unrealized depreciation on forward foreign currency contracts

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)

                                                Change in Unrealized
               Realized Gain (Loss)          Appreciation (Depreciation)
             on Derivatives Recognized        on Derivatives Recognized
            in Statement of Operations        in Statement of Operations
            --------------------------        -------------------------
                                                       Foreign
            Foreign Exchange Contracts            Exchange Contracts
            --------------------------            ----------------
                                                   Forward Foreign
       Forward Foreign Currency Contracts(1)     Currency Contracts(2)
       -------------------------------------     -------------------
                     $(76,807)                        $(13,909)
                     =========                        ========

       Statement of Operations Location:
          (1) Net realized foreign exchange gain (loss) on other assets and liabilities
          (2) Change in unrealized foreign exchange gain (loss) on other assets and liabilities

   The following table represents the average monthly balance of derivatives held during the six months ended June 30, 2017:

                                                  Average Amount
                                                    Outstanding
                                                 During the Period
                                               ---------------------
                                                      Foreign
           Fund                                Exchange Contracts(1)
           ----                                ---------------------
           Senior Floating Rate...............      $1,229,934
                                                    ==========

       -
      (1) Amounts represent notional amounts in US dollars.

   The following table sets forth the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of June 30, 2017. The repurchase agreements held by the Fund as of June 30, 2017, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Fund's holdings in repurchase agreements.

                                                   Senior Floating Rate Fund
                               -----------------------------------------------------------------
                                    Derivative Assets(1)           Derivative Liabilities(1)
                               ------------------------------- ---------------------------------
                                Forward                         Forward                               Net
                                Foreign                         Foreign                           Derivative    Collateral
                               Currency   OTC   Options        Currency   OTC   Options             Assets       Pledged/
Counterparty                   Contracts Swaps Purchased Total Contracts Swaps Purchased  Total  (Liabilities) (Received)(2)
------------                   --------- ----- --------- ----- --------- ----- --------- ------- ------------- -------------
Citibank N.A..................    $--     $--     $--     $--   $23,933   $--     $--    $23,933   $(23,933)        $--
                                  ===     ===     ===     ===   =======   ===     ===    =======   ========         ===






                                  Net
Counterparty                   Amount(3)
------------                   ---------
Citibank N.A.................. $(23,933)
                               ========

       -
       (1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
       (2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the above table.
       (3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

   Repurchase Agreements: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)


   As of June 30, 2017, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                               Percentage Principal
                                               Ownership   Amount
                                               ---------- ----------
           Senior Floating Rate Fund..........    2.98%   $1,785,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated June 30, 2017, bearing interest at a rate of 1.06% per annum, with a principal amount of $60,000,000, a repurchase price of $60,005,300, and a maturity date of July 3, 2017. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   2.13%  05/15/2025   $61,526,000    $61,516,387

   As of June 30, 2017, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

                                               Percentage Principal
                                               Ownership   Amount
                                               ---------- ----------
           Senior Floating Rate Fund..........    2.97%   $1,485,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital, Inc., dated June 30, 2017, bearing interest at a rate of 1.05% per annum, with a principal amount of $50,000,000, a repurchase price of $50,004,375, and a maturity date of July 3, 2017. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Bonds................   3.00%  11/15/2045   $49,098,000    $51,038,905

   As of June 30, 2017, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                               Percentage Principal
                                               Ownership   Amount
                                               ---------- ----------
           Senior Floating Rate Fund..........    2.99%   $2,540,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated June 30, 2017, bearing interest at a rate of 1.08% per annum, with a principal amount of $85,000,000, a repurchase price of $85,007,650, and a maturity date of July 3, 2017. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   2.25%  01/31/2024   $84,893,900    $86,733,292

   As of June 30, 2017, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                                Percentage Principal
                                                Ownership   Amount
                                                ---------- ---------
            Senior Floating Rate Fund..........    2.97%   $610,000

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated June 30, 2017, bearing interest at a rate of 1.10% per annum, with a principal amount of $20,525,000, a repurchase price of $20,526,881, and a maturity date of July 3, 2017. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   2.00%  10/31/2021   $20,692,000    $20,969,135

   As of June 30, 2017, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

                                               Percentage Principal
                                               Ownership   Amount
                                               ---------- ----------
           Senior Floating Rate Fund..........    2.98%   $2,250,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   RBS Securities, Inc., dated June 30, 2017, bearing interest at a rate of 1.04% per annum, with a principal amount of $75,600,000, a repurchase price of $75,606,552, and a maturity date of July 3, 2017. The repurchase agreement is collateralized by the following:

                                    Interest  Maturity
Type of Collateral                    Rate      Date    Principal Amount    Value
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   1.50%  08/31/2018   $76,570,000    $77,086,920

   When-Issued Securities and Forward Commitments: The Fund may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, the Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Fund may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $132,594 for the six months ended June 30, 2017, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $788,370 for the six months ended June 30, 2017, are recorded as income when received or contractually due to the Fund.

   Securities purchased or sold on a when-issued or forward commitment basis are included in investments sold/purchased on an extended settlement basis in the Statement of Assets and Liabilities.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015 or expected to be taken in the Fund's 2016 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

   New Accounting Pronouncement: In October 2016, the SEC adopted amendments to rules under the 1940 Act ("final rules") intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and their impact, if any, on the Fund's financial statements.

Note 3. Capital Share Transactions

   Transactions in capital shares of each class of the Fund were as follows:

                                      For the
                                 six months ended               For the
                                   June 30, 2017              year ended
                                    (unaudited)            December 31, 2016
                             ------------------------  ------------------------
                               Shares       Amount       Shares       Amount
Class A                      ----------  ------------  ----------  ------------
Shares sold.................  2,277,170  $ 18,449,126   4,951,013  $ 39,136,197
Reinvested distributions....    231,006     1,869,979     440,371     3,436,435
Shares redeemed............. (3,723,114)  (30,143,649) (4,091,329)  (31,742,954)
                             ----------  ------------  ----------  ------------
   Net increase (decrease).. (1,214,938) $ (9,824,544)  1,300,055  $ 10,829,678
                             ==========  ============  ==========  ============

                                      For the
                                 six months ended               For the
                                   June 30, 2017              year ended
                                    (unaudited)            December 31, 2016
                             ------------------------  ------------------------
                               Shares       Amount       Shares       Amount
Class C                      ----------  ------------  ----------  ------------
Shares sold.................  1,094,370  $  8,863,152   1,250,845  $  9,840,545
Reinvested distributions....    257,291     2,082,294     545,310     4,246,724
Shares redeemed............. (2,609,442)  (21,117,260) (5,119,483)  (39,717,705)
                             ----------  ------------  ----------  ------------
   Net increase (decrease).. (1,257,781) $(10,171,814) (3,323,328) $(25,630,436)
                             ==========  ============  ==========  ============

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)


                                    For the
                             period April 20, 2017@
                                    through
                                 June 30, 2017
                                  (unaudited)
                             --------------------
                              Shares      Amount
Class W                      --------   ----------
Shares sold.................  622,734   $5,044,335
Reinvested distributions....    3,967       32,075
Shares redeemed............. (103,042)    (832,665)
                             --------   ----------
   Net increase (decrease)..  523,659   $4,243,745
                             ========   ==========

--------
@  Inception date of class

Note 4. Purchases and Sales of Securities

   During the six months ended June 30, 2017, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns, were $120,583,662 and $126,298,030, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Wellington Management Company LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement"), SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the six months ended June 30, 2017, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class W shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature,

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)

   prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. For the six months ended June 30, 2017, ACS received fees (see Statement of Operations) based upon the aforementioned rates. The Fund has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the period ended June 30, 2017, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

   For the six months ended June 30, 2017, ACS received sales charges on Class A shares of $76,073, of which $23,043 was reallowed to affiliated broker-dealers and $37,866 to non-affiliated broker-dealers. In addition, ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the six months ended June 30, 2017, ACS received contingent deferred sales charges of $4,865.

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS") an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended June 30, 2017, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                         Payable at
                                               Expense  June 30, 2017
                                               -------- -------------
           Class A............................ $140,222    $22,557
           Class C............................  167,169     26,610
           Class W............................    1,789        829

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A, 1.75% for Class C and 1.25% for Class W of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not incurred in the ordinary course of the Fund's business. The expense reimbursements and fee waivers will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2017, SunAmerica waived fees and/or reimbursed expenses as follows: Class A $229,226, Class C $345,520 and Class W $8,685.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable and wash sales.

              Distributable Earnings                Tax Distributions
      ----------------------------------------    -------------------------------------
       For the year ended December 31, 2016       For the year ended December 31, 2016
      ----------------------------------------    -------------------------------------
                Long-term Gains/   Unrealized                          Long-term
      Ordinary    Capital and     Appreciation/    Ordinary            Capital
      Income     Other Losses     (Depreciation)    Income              Gains
      --------  ----------------  --------------      ------------     ---------
        $--      $(47,861,156)    $(8,953,986)    $10,100,667            $--

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)


   Capital Loss Carryforwards: At December 31, 2016 for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains of $27,303,177 expiring in 2017. Additionally, the Fund has $307,778 and $20,250,201 of unlimited short-term and long-term capital losses respectively. For the year ended December 31, 2016, the fund utilized short-term capital losses of $145,785 and expired capital loss carryforwards of $16,003,027.+
   -----
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2016, the fund did not defer any Post-October capital losses.

   Unrealized appreciation and depreciation in the value of investments at June 30, 2017 for federal income tax purposes were as follows:

               Cost (tax basis)................... $295,581,764
                                                   ============
               Gross unrealized appreciation......    2,461,585
               Gross unrealized depreciation......  (11,194,477)
                                                   ------------
               Net unrealized depreciation........ $ (8,732,892)
                                                   ============

Note 7. Line of Credit

   The Fund, along with certain other funds managed by the Adviser has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Fund's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Fund has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

   For the six months ended June 30, 2017, the Fund did not utilize the line of credit.

Note 8. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2017, the Fund did not participate in this program.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)


Note 9. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Unfunded Loan Commitments

   At June 30, 2017, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower                                Type     Maturity Date Principal Amount  Value
--------                            ------------ ------------- ---------------- --------
DuBois Chemicals, Inc.............. Delayed Draw  03/15/2024       $200,000     $201,250

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- June 30, 2017 -- (unaudited)

The Board of Directors (the "Board" the members of which are referred to as "Directors") of AIG Senior Floating Rate Fund, Inc (the "Fund"), including the Directors who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), of the Fund, SunAmerica Asset Management, LLC ("SunAmerica") or Wellington Management Company LLP ("Wellington"), approved the continuation of the Investment Advisory and Management Agreement between the Fund and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2018 at an in-person meeting held on June 6-7, 2017 (the "Meeting"). At the Meeting, the Board, including the Independent Directors, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Fund for a one-year period ending June 30, 2018 (the "Subadvisory Agreement," and together with the Advisory Agreement, the "Agreements").

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and Wellington provided materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Fund by SunAmerica and its affiliates, and by Wellington; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent third-party provider of mutual fund data on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or accounts advised or subadvised by SunAmerica or Wellington with similar investment objectives and/or strategies, as applicable;
(c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica's and Wellington's risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and Wellington, that are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including Independent Directors, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and Wellington

The Board, including the Independent Directors, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement the Fund's investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or directors of the Fund without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Wellington. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement. Additionally, the Board observed that SunAmerica performs or supervises the performance by others of other administrative services in connection with the operation of the Fund pursuant to the Administrative Services Agreement between SunAmerica and the Fund (the "Administrative Services Agreement").

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- June 30, 2017 -- (unaudited) (continued)

developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high. The Board also noted the high quality of services under the Administrative Services Agreement.

The Board also considered SunAmerica's reputation and relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2017, SunAmerica managed, advised and/or administered approximately $83.9 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Fund. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Fund.

The Board also considered the nature, extent and quality of services provided by Wellington. The Board observed that Wellington is responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund, or portion thereof, that Wellington manages, subject to the oversight and review of SunAmerica. The Board reviewed Wellington's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Fund, and other key personnel of Wellington, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with Wellington, that Wellington: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered Wellington's code of ethics and risk management process. The Board further observed that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed Wellington's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact Wellington from effectively serving as a subadviser to the Fund. The Board concluded that the nature and extent of services provided by Wellington under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance

The Board, including the Independent Directors, also considered the investment performance of SunAmerica and Wellington with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and peer universe ("Peer Universe") as independently determined by Broadridge and to an appropriate index or combination of indices, including the Fund's benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Group and Peer Universe.

The Board noted that performance information was for the periods ended
March 31, 2017. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board considered that the Fund's performance was above the median of its Peer Group for the one- and three-year periods and equal to the median of its Peer Group for the five-year period. The Board also considered that the Fund's performance was above the median of its Peer Universe for the one-, three- and five-year periods. The Board further

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- June 30, 2017 -- (unaudited) (continued)

noted that the Fund outperformed its Broadridge Index for the one-, three- and five-year periods. The Board concluded that the Fund's performance was satisfactory.

Consideration of the Management Fees and the Cost of the Services and Profits to be Realized by SunAmerica, Wellington and their Affiliates from the Relationship with the Fund

The Board, including the Independent Directors, received and reviewed information regarding the fees to be paid by the Fund to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, Wellington or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for the Fund's Peer Group and Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fees to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Fund and compared the Fund's net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board further considered services and management fees received by SunAmerica with respect to other mutual funds with similar investment strategies to the Fund. The Board then noted the management fee paid by the Fund was reasonable as compared to the fees SunAmerica was receiving from other mutual funds for which it serves as adviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report independently prepared by Broadridge. The report showed comparative fee information of the Fund's Peer Group and/or Peer Universe that the Directors used as a guide to help assess the reasonableness of the subadvisory fee. The Directors noted that the Peer Group/Universe information as a whole was useful in assessing whether Wellington was providing services at a cost that was competitive with other, similar funds. The Directors also considered that the subadvisory fee is paid by SunAmerica out of its management fees and not by the Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fee paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and Wellington, respectively.

The Board also considered fees received by Wellington with respect to other mutual funds and accounts with similar investment strategies to the Fund for which Wellington serves as adviser or subadviser, to the extent applicable. The Board noted in particular that the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the Fund, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- June 30, 2017 -- (unaudited) (continued)

manner similar to the Fund. The Board then noted that the subadvisory fee paid by SunAmerica to Wellington was reasonable as compared to fees Wellington receives for other comparable accounts for which they serve as adviser or subadviser.

The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussions regarding the Fund's expenses.

Profitability

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from their relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees retained after payment to Wellington, as well as the profitability of SunAmerica under the Administrative Services Agreement, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreement and Administrative and Shareholder Services Agreement. Additionally, the Board considered whether SunAmerica, Wellington and their affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements and/or other information from Wellington and considered whether Wellington had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and Wellington had the financial resources necessary to perform its obligations under the Agreements and to continue to provide the Fund with the high quality services that they had provided in the past. The Board further concluded that the management fees were reasonable in light of the factors discussed above.

Economies of Scale

The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the SunAmerica fund complex, the Fund shares common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had a management fee arrangement that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Fund at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Fund's management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS -- June 30, 2017 -- (unaudited) (continued)


The Board noted that the Subadvisory Agreement included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to Wellington's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fee retained by SunAmerica, was reasonable in light of the factors described above.

Other Factors

In consideration of the Agreements, the Board also received information regarding SunAmerica's and Wellington's brokerage and soft dollar practices. The Board considered that Wellington is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates, as applicable. The Board also considered that the Fund invests primarily in senior secured floating rate loans and, therefore, the Fund generally does not incur significant brokerage commissions.

Conclusion

After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2018. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

[LOGO]
AIG Funds
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors                  Custodian                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           One Lincoln St.           file its com-plete
 Stephen J. Gutman          Boston, MA 02111          schedule of portfolio
 Peter A. Harbeck          VOTING PROXIES ON FUND     holdings with the U.S.
Officers                   PORTFOLIO SECURITIES       Securities and Exchange
 John T. Genoy, President  A description of the       Commission for its first
   and Chief Executive     policies and proce-dures   and third fiscal quarters
   Officer                 that the Fund uses to      on Form N-Q. The Fund's
 James Nichols, Vice       determine how to vote      Forms N-Q are available
   President               proxies related to         on the U.S. Securities
 Kara Murphy, Vice         securities held in the     and Exchange Commission's
   President               Fund's portfolio, which    website at
 Christopher C. Joe,       is available in the        http://www.sec.gov. You
   Chief Compliance        Fund's Statement of        can also review and
   Officer                 Additional Information     obtain copies of the
 Gregory N. Bressler,      may be ob-tained without   Forms N-Q at the U.S.
   Secretary               charge upon request, by    Securities and Exchange
 Gregory R. Kingston,      calling (800) 858-8850.    Commission's Public
   Treasurer               This in-formation is also  Refer-ence Room in
 Kathleen Fuentes, Chief   available from the EDGAR   Washington, DC
   Legal Officer and       database on the U.S.       (information on the
   Assistant Secretary     Secu-rities and Exchange   operation of the Public
 Matthew J. Hackethal,     Commission's website at    Reference Room may be
   Anti-Money Laundering   http://www.sec.gov.        ob-tained by calling
   Compliance Officer      DELIVERY OF SHAREHOLDER    1-800-SEC-0330).
 Donna McManus, Vice       DOCUMENTS                  PROXY VOTING RECORD ON
   President and           The Fund has adopted a     FUND PORTFOLIO SECURITIES
   Assistant Treasurer     policy that allows it to   Information regarding how
 Shawn Parry, Vice         send only one copy of the  the Fund voted proxies
   President and           Fund's prospectus, proxy   relating to securities
   Assistant Treasurer     material, annual report    held in the Fund's
Investment Adviser         and semi-annual report     portfolio during the most
 SunAmerica Asset          (the "shareholder          recent twelve month
   Management, LLC         documents") to             period ended June 30 is
 Harborside 5              shareholders with          available, once filed
 185 Hudson Street, Suite  multiple accounts          with the U.S. Securities
   3300                    residing at the same       and Exchange Commis-sion,
 Jersey City, NJ 07311     "household." This          without charge, upon
Distributor                practice is called         request, by calling
 AIG Capital Services,     householding and reduces   (800) 858-8850 or on the
   Inc.                    Fund expenses, which       U.S. Securities and
 Harborside 5              benefits you and other     Exchange Commission's
 185 Hudson Street, Suite  shareholders. Unless the   website at
   3300                    Fund receives              http://www.sec.gov.
 Jersey City, NJ 07311     instructions to the        This report is submitted
Shareholder Servicing      con-trary, you will only   solely for the general
Agent                      receive one copy of the    information of
 AIG Fund Services, Inc.   shareholder documents.     shareholders of the Fund.
 Harborside 5              The Fund will continue to  Distribution of this
 185 Hudson Street, Suite  household the              report to persons other
   3300                    share-holder documents     than shareholders of the
 Jersey City, NJ 07311     indefinitely, until we     Fund is authorized only
Transfer Agent             are instructed otherwise.  in connection with a
 State Street Bank and     If you do not wish to      currently effective
   Trust Company           participate in             prospectus, setting forth
 P.O. Box 219373           householding, please       details of the Fund,
 Kansas City, MO 64141     contact Shareholder        which must precede or
                           Services at (800)          accompany this report.
                           858-8850 ext. 6010 or      The accompanying report
                           send a written request     has not been audited by
                           with your name, the name   independent accountants
                           of your fund(s) and your   and accordingly no
                           account number(s) to AIG   opinion has been
                           Funds c/o BFDS, P.O. Box   expressed thereon.
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume in-dividual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                   1   Go to www.aig.com/funds
                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside
5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.



SFSAN - 6/17



[LOGO]
                                                                  aig.com/funds

Item 2. Code of Ethics

     Not Applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 7, 2017


By: /s/ Gregory R. Kingston
    ------------------------------------
    Gregory R. Kingston
    Treasurer

Date: September 7, 2017